Revenue - Summary of Revenue Recognised in Current Reporting Period Relates to Brought-Forward Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Services sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue recognised that was included in the contract liability balance at the beginning of the period	$ 126,056	$ 285,221	$ 71,985